Accounts payable and accrued liabilities (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 1,637,008	$ 1,592,630
Accrued expenses	1,500,002	2,141,812
Taxes payable	369,314	217,460
Employee incentive payable	155,281	145,549
Other employee payables	1,056,857	1,290,289
Other current liabilities	64,950	65,968
Total	$ 4,783,412	$ 5,453,708